Brokerage And Custodial Fees (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Brokerage And Custodial Fees [Abstract]
Brokerage fees	$ 8,924,082	$ 13,572,907	$ 30,214,714	$ 42,417,020
Custodial fees	184	160	508	362
Total	8,924,266	13,573,067	30,215,222	42,417,382	54,834,929	57,320,175	63,566,376
Percentage of gross proceeds paid to selling agents	9.50%		9.50%
Amount rebated to unitholders	$ 13,599		$ 18,754